Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2035 Portfolio℠
March 31, 2023
VF-2035-NPRT1-0523
1.903282.113
Domestic Equity Funds - 39.0%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	399,105	16,391,224
VIP Equity-Income Portfolio Initial Class (a)	565,053	13,386,109
VIP Growth & Income Portfolio Initial Class (a)	727,670	18,271,793
VIP Growth Portfolio Initial Class (a)	341,823	26,768,180
VIP Mid Cap Portfolio Initial Class (a)	126,405	4,262,376
VIP Value Portfolio Initial Class (a)	567,186	9,602,463
VIP Value Strategies Portfolio Initial Class (a)	329,378	4,789,149
TOTAL DOMESTIC EQUITY FUNDS (Cost $82,640,079)		93,471,294

International Equity Funds - 33.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	2,559,361	26,259,041
VIP Overseas Portfolio Initial Class (a)	2,260,161	54,063,043
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $78,027,352)		80,322,084

Bond Funds - 26.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	794,444	7,412,160
Fidelity International Bond Index Fund (a)	607,097	5,488,161
Fidelity Long-Term Treasury Bond Index Fund (a)	1,309,548	14,077,638
VIP High Income Portfolio Initial Class (a)	872,887	3,954,179
VIP Investment Grade Bond II Portfolio - Initial Class (a)	3,418,840	32,786,672
TOTAL BOND FUNDS (Cost $67,615,788)		63,718,810

Short-Term Funds - 1.0%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 4.62% (a)(b) (Cost $2,385,158)	2,385,158	2,385,158

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $230,668,377)	239,897,346
NET OTHER ASSETS (LIABILITIES) - 0.0%	(30,081)
NET ASSETS - 100.0%	239,867,265

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	6,493,554	1,150,618	461,472	(6,644)	(21,803)	251,263	7,412,160
Fidelity International Bond Index Fund	4,940,348	689,335	272,292	-	(1,817)	132,587	5,488,161
Fidelity Long-Term Treasury Bond Index Fund	13,503,571	1,590,638	1,848,227	105,659	(343,390)	1,175,046	14,077,638
VIP Contrafund Portfolio Initial Class	14,469,135	1,607,829	909,211	145,650	(18,109)	1,241,580	16,391,224
VIP Emerging Markets Portfolio Initial Class	26,356,461	3,029,733	4,246,865	45,648	(520,196)	1,639,908	26,259,041
VIP Equity-Income Portfolio Initial Class	12,964,481	1,305,995	958,381	-	(15,588)	89,602	13,386,109
VIP Government Money Market Portfolio Initial Class 4.62%	1,545,066	2,477,343	1,637,251	15,234	-	-	2,385,158
VIP Growth & Income Portfolio Initial Class	16,777,656	2,032,329	1,301,221	63,040	(5,166)	768,195	18,271,793
VIP Growth Portfolio Initial Class	22,726,322	3,354,717	1,504,791	161,085	(34,154)	2,226,086	26,768,180
VIP High Income Portfolio Initial Class	3,579,302	475,011	195,997	2,516	(3,832)	99,695	3,954,179
VIP Investment Grade Bond II Portfolio - Initial Class	25,643,543	7,522,237	1,240,082	8,785	3,751	857,223	32,786,672
VIP Mid Cap Portfolio Initial Class	4,045,802	410,950	321,877	9,677	552	126,949	4,262,376
VIP Overseas Portfolio Initial Class	48,624,640	4,890,715	4,458,278	-	74,048	4,931,918	54,063,043
VIP Value Portfolio Initial Class	9,347,871	913,382	785,761	-	12,862	114,109	9,602,463
VIP Value Strategies Portfolio Initial Class	4,633,428	504,134	414,012	11,355	13,333	52,266	4,789,149
	215,651,180	31,954,966	20,555,718	562,005	(859,509)	13,706,427	239,897,346

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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